Cover	Dec. 17, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 2”) amends the Current Report on Form 8-K filed by Terra Innovatum Global N.V. (the “Registrant”) with the Securities and Exchange Commission on December 17, 2025, as amended by Amendment No. 1 on Form 8-K/A filed with the SEC on January 7, 2026 (together, the “Original Report”). This Form 8-K/A is being filed to correct certain typographical errors in the Original Filing. Specifically, correcting the compensation for Cesare Frepoli for financial year 2026 from EUR 5000,000 in the Original Filing to EUR 500,000 and certain typographical errors.
Document Period End Date	Dec. 17, 2025
Entity File Number	001-42901
Entity Registrant Name	TERRA INNOVATUM GLOBAL N.V.
Entity Central Index Key	0002067627
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Via Matteo Trenta
Entity Address, Address Line Two	117
Entity Address, City or Town	Lucca
Entity Address, Country	IT
Entity Address, Postal Zip Code	55100
City Area Code	39
Local Phone Number	0583 55797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value of €0.01 per share
Trading Symbol	NKLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false